Cash and Cash Equivalents: (Details 1) - USD ($)	Mar. 31, 2020	Dec. 31, 2019
Cash And Cash Equivalents Detailsabstract [Abstract]
Bank deposits	$ 55,717,328	$ 31,499,893
Short term investments	8,000,000	30,322,244
Total	$ 63,717,328	$ 61,822,137